RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Interim Condensed Consolidated Balance Sheets (Unaudited) (Details) - USD ($)
	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Convertible preferred stock	$ 23,889,050				$ 23,889,050		$ 30,389,050	$ 30,389,050	$ 30,389,050	$ 4,040
Stockholders' Deficit
Additional paid-in capital	83,708,136	[1]			64,741,241		57,652,530	57,049,097	51,790,633	59,344,952
Additional paid-in capital					64,741,241
Accumulated deficit	(120,052,352)				(97,286,789)		(92,539,935)	(87,454,634)	(81,347,922)	(76,580,405)
Total Stockholders' Deficit	$ (36,343,647)		$ (34,841,521)	$ (37,430,270)	(32,541,859)		(34,887,317)	(30,405,449)	(29,553,930)	(17,234,376)	$ 9,584,039
Originally Reported
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Convertible preferred stock					239		304	304	304	0
Stockholders' Deficit
Additional paid-in capital					64,744,838	[1]	72,653,179	72,049,746	66,791,282
Additional paid-in capital					73,241,955
Accumulated deficit					(81,898,692)		(77,151,838)	(72,066,537)	(65,959,825)	(61,192,308)
Total Stockholders' Deficit					(8,652,809)		(4,498,267)	(16,399)	835,120	(1,842,239)
Restatement Adjustment
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Convertible preferred stock					23,888,811		30,388,746	30,388,746	30,388,746	4,040
Stockholders' Deficit
Additional paid-in capital							(15,000,649)	(15,000,649)	(15,000,649)
Additional paid-in capital					(8,500,714)
Accumulated deficit					(15,388,097)		(15,388,097)	(15,388,097)	(15,388,097)	(15,388,097)
Total Stockholders' Deficit					$ (23,889,050)		$ (30,389,050)	$ (30,389,050)	$ (30,389,050)	$ (15,392,137)

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.